Cover Page	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Luminar Technologies, Inc./DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001758057
Amendment Flag	true
Document Type	POS AM
Document Period End Date	Mar. 31, 2021
Amendment Description	This Post-Effective Amendment No. 2 (“Post-Effective Amendment No. 2”) to the Registration Statement on Form S-1 (File No. 333-251657) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on February 1, 2021, is being filed to (1) update the Management’s Discussion and Analysis of Financial Condition and Results of Operations, (2) amend the Plan of Distribution section of the registration statement and (3) include information contained in the Registrant’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2021 filed with the SEC on May 14, 2021 and to update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement on December 23, 2020.